PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Less: accumulated depreciation		$ (808,941)	$ (6,657)
Property, plant and equipment, net		18,797,925	65,460
Depreciation expense		815,814	6,657
Purchase price of property, plant and equipment	$ 19,500,000
Mining site assets
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		19,500,000
Office and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		$ 106,866	$ 72,117